Securities (Tables)	12 Months Ended
Dec. 31, 2017
Investments, Debt and Equity Securities [Abstract]
Summary of Securities Available-for-Sale and Restricted Stock

Securities consisted of the following at December 31:

(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

2017
Available-for-sale
U.S. Treasury security	$999	$–	$1	$998
U.S. Government agencies	8,350	–	121	8,229
Mortgage-backed securities of government agencies	50,136	146	581	49,701
Asset-backed securities of government agencies	1,168	1	–	1,169
State and political subdivisions	27,020	224	103	27,141
Corporate bonds	10,532	35	142	10,425
Equity securities	53	36	–	89

Total available-for-sale	98,258	442	948	97,752

Held-to-maturity
U.S. Government agencies	9,477	16	228	9,265
Mortgage-backed securities of government agencies	11,581	95	145	11,531
State and political subdivisions	4,700	–	5	4,695
Total held-to-maturity	25,758	111	378	25,491
Restricted stock	4,614	–	–	4,614

Total securities	$128,630	$553	$1,326	$127,857

2016
Available-for-sale
U.S. Treasury security	$1,001	$–	$–	$1,001
U.S. Government agencies	6,500	–	98	6,402
Mortgage-backed securities of government agencies	56,187	239	589	55,837
Other mortgage-backed securities	65	–	–	65
Asset-backed securities of government agencies	1,312	–	46	1,266
State and political subdivisions	30,007	140	439	29,708
Corporate bonds	9,632	28	144	9,516
Equity securities	53	27	–	80

Total available-for-sale	104,757	434	1,316	103,875

Held-to-maturity
U.S. Government agencies	9,472	17	396	9,093
Mortgage-backed securities of government agencies	14,411	141	201	14,351

Total held-to-maturity	23,883	158	597	23,444

Restricted stock	4,614	–	–	4,614

Total securities	$133,254	$592	$1,913	$131,933

Summary of Amortized Cost and Fair Value of Debt Securities

The amortized cost and fair value of debt securities at December 31, 2017, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

(Dollars in thousands)	Amortized Cost	Fair Value

Available-for-sale
Due in one year or less	$5,121	$5,122
Due after one through five years	17,239	17,211
Due after five through ten years	29,540	29,508
Due after ten years	46,305	45,822

Total debt securities available-for-sale	$98,205	$97,663

Held-to-maturity
Due in one year or less	$4,700	$4,695
Due after one through five years	478	494
Due after five through ten years	3,000	2,887
Due after ten years	17,580	17,415

Total debt securities held-to-maturity	$25,758	$25,491

Summary of Proceeds and Gains and Losses from Sales of Available-for-Sale Securities

The following table shows the proceeds from sales of available-for-sale securities and the gross realized gains and losses on the sales of those securities that have been included in earnings as a result of the sales in 2016 and 2015. There were no sales in 2017.

(Dollars in thousands)	2016	2015

Proceeds	$1	$1,576

Realized gains	$1	$56
Realized losses	–	–

Net securities gains	$1	$56

Summary of Gross Unrealized Losses and Fair Value of Available for Sale Securities

The following table presents gross unrealized losses, fair value of securities, aggregated by investment category, and length of time that individual securities have been in a continuous unrealized loss position, at December 31:

Securities in a Continuous Unrealized Loss Position

	Less Than 12 Months		12 Months Or More		Total
(Dollars in thousands)	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value

2017

Available-for-sale
U.S. Treasury security	$1	$998	$–	$–	$1	$998
U.S. Government agencies	46	3,804	75	4,425	121	8,229
Mortgage-backed securities of government agencies	145	16,872	436	17,259	581	34,131
State and political subdivisions	26	4,400	77	3,752	103	8,152
Corporate bonds	2	2,912	140	2,360	142	5,272
Held-to-maturity
U.S. Government agencies	15	1,985	213	6,785	228	8,770
Mortgage-backed securities of government agencies	18	1,818	127	3,116	145	4,934
State and political subdivisions	5	4,695	–	–	5	4,695

Total temporarily impaired securities	$258	$37,484	$1,068	$37,697	$1,326	$75,181

2016

Available-for-sale
U.S. Government agencies	98	6,402	–	–	98	6,402
Mortgage-backed securities of government agencies	589	27,243	–	–	589	27,243
Asset-backed securities of government agencies	–	–	46	1,266	46	1,266
State and political subdivisions	439	19,328	–	–	439	19,328
Corporate bonds	33	3,593	111	1,889	144	5,482
Held-to-maturity
U.S. Government agencies	396	8,602	–	–	396	8,602
Mortgage-backed securities of government agencies	28	2,018	173	3,621	201	5,639

Total temporarily impaired securities	$1,583	$67,186	$330	$6,776	$1,913	$73,962